EMPLOYEE BENEFITS OBLIGATIONS - Net Periodic Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	$ 37.2	$ 41.7
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31.9	32.5
Interest cost and income	(25.4)	(24.1)
Past service cost	2.9	0.0
Settlement gain	(5.4)	0.0
Administrative cost	0.8	0.6
Net pension costs	27.6	33.1
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31.9	32.5
Interest cost and income	22.8	24.1
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5.2	5.1
Interest cost and income	4.4	3.3
Past service cost	0.0	0.2
Net pension costs	9.6	8.6
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5.2	5.1
Interest cost and income	4.4	3.3
Canadian
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	35.4	40.2
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31.9	32.5
Interest cost and income	(25.1)	(23.9)
Past service cost	2.9	0.0
Settlement gain	(5.4)	0.0
Administrative cost	0.8	0.6
Net pension costs	27.6	33.1
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31.9	32.5
Interest cost and income	22.5	23.9
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.9	4.1
Interest cost and income	3.9	3.0
Past service cost	0.0	0.0
Net pension costs	7.8	7.1
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.9	4.1
Interest cost and income	3.9	3.0
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	1.8	1.5
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest cost and income	(0.3)	(0.2)
Past service cost	0.0	0.0
Settlement gain	0.0	0.0
Administrative cost	0.0	0.0
Net pension costs	0.0	0.0
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest cost and income	0.3	0.2
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.3	1.0
Interest cost and income	0.5	0.3
Past service cost	0.0	0.2
Net pension costs	1.8	1.5
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.3	1.0
Interest cost and income	$ 0.5	$ 0.3